Investments in joint ventures	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Disclosure of joint ventures [text block]
8	Investments in joint ventures

The Group has one investment in the joint venture RSPrint NV (Belgium).

The summarized financial information of RSPrint NV can be presented as follows:

in 000€	2019	2018	2017
Joint venture’s statement of financial position
Current assets	1546	850	1,256
Non-current assets	93	114	212
Goodwill	−	−	−
Current liabilities	(1,114)	(756)	(692)
Non-current liabilities	(448)	(1,096)	(788)
Shareholders’ deficit (surplus)	(77)	888	12
The joint venture income (loss)
Revenue	1,736	1,186	817
Profit (loss)	(785)	(876)	(723)

Total current assets include cash and cash equivalents for a total amount of K€247 per December 31, 2019 (2018: K€175; 2017: K€128). Profit (loss) include total deprecations and amortization for a total amount of K€25 in 2019 (2018: K€30; 2017: K€50).

The movement of the carrying value of the joint venture is as follows:

in 000€
Carrying value as of January 1, 2017	−
Additional investment	500
Transfer from receivables	−
Share in loss	(469)
Carrying value as of December 31, 2017	31
Additional investment	−
Transfer from receivables	444
Share in loss	(475)
Carrying value as of December 31, 2018	−
Additional investment	875
Transfer to receivables	(444)
Share in loss	(392)
Carrying value as of December 31, 2019	39